Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Nonvested Restricted Stock Shares Activity
A summary of activity for restricted stock awards during the three years ended December 31, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2018	375,364	$65.61
Granted	127,070	63.40
Vested	(136,948)	70.80
Forfeited	(500)	70.10
Outstanding at December 31, 2019	364,986	62.90
Fractional shares exchanged for cash upon reverse stock split	(37)	62.90
Granted	425,000	13.22
Vested	(149,342)	50.75
Forfeited	(800)	64.64
Outstanding at December 31, 2020	639,807	32.74
Granted	858,000	16.41
Vested	(548,612)	32.90
Forfeited	—	—
Outstanding at December 31, 2021	949,195	17.89